GOLDMAN SACHS TRUST

Goldman Sachs Dividend Focus Funds

Class A, Class C, Institutional and Class IR Shares of the

Goldman Sachs Income Builder Fund

(the “Fund”)

Supplement dated July 23, 2015 to the

Prospectus (the “Prospectus”), the Summary Prospectus (the “Summary Prospectus”)

and the Statement of Additional Information (“SAI”),

each dated February 27, 2015, as supplemented to date

Effective August 31, 2015, Matthew Armas will no longer serve as a portfolio manager for the Fund. Accordingly, effective August 31, 2015, all references to Mr. Armas in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

DIVFO1PMSTK 07-15